Financial investments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial investments
6.	Financial investments

	12.31.2018				12.31.2017 (Restated)
	Amortised cost	Fair value through other comprehensive income	Fair value through profit or loss	Total	Amortised cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
Financial instruments
Private securities (i)	—	50.4	—	50.4	—	516.0	0.6	516.6
Structured Notes (ii)	48.8	—	1,308.0	1,356.8	50.5	—	1,199.6	1,250.1
Fixed Deposits (iii)	—	457.3	0.1	457.4	—	791.6	—	791.6
Investment funds	—	—	2.4	2.4	—	—	—	—
Other (iv)	—	—	59.9	59.9	—	—	59.0	59.0

	48.8	507.7	1,370.4	1,926.9	50.5	1,307.6	1,259.2	2,617.3

Current portion	1.1	507.7	1,234.6	1,743.4	1.3	1,307.6	1,057.2	2,366.1
Non-current	47.7	—	135.8	183.5	49.2	—	202.0	251.2

(i)

Private securities, being: investments in Financial Bills, investments in Bank Deposit Certificates and Committed Transactions issued by Brazilian financial institutions, issued with maturities of more than 90 days.

(ii)	Structured notes, mainly comprised of:

•	Amount of US$ 1,103.7 (US$ 855.1 as of December 31, 2017), with credit risk of the issuing financial institution and the Brazilian government.

•

Amount of US$ 83.2 (US$ 222.2 as of December 31, 2017). In 2004, seeking to ensure profitability compatible with the term of guarantee deposit, the Company invested principal of US$ 123.4 in 15-year structured notes. In the inception, the transaction was recognized as restricted cash in the guarantee deposit line, however, due to negotiations between the parties at the end of 2016 and beginning of 2017, the restriction was waived, and then the amount was reclassified to financial investments line in the consolidated statements of financial position.

This yield enhancement was obtained through a credit default swap (CDS), a transaction which provides the right of early redemption of the note in the case of default by the Company. Upon such default, the note may be redeemed by the holder at its market value or its original face value, which would result in a loss to the Company of all interest accrued to that date.

Default events that can bring forward the due date for the notes includes: (a) bankruptcy or insolvency of the Company and (b) failure to pay or restructuring of Company debts in financing contracts.

In the event of default, the maturity dates of these notes will be brought forward and the notes will be realized at market value, limited to a minimum of the amounts originally invested. Any amount by which the market value exceeds the amount invested will be paid to the Company in the form of bonds, or loans of that amount.

(iii)	Fixed-term deposits in US dollars issued by financial institutions, with maturities of more than 90 days from the contract date.

(iv)

Refers to the shares of newly created Republic Airways Holdings, as a result of Republic Airways’ request for bankruptcy. These shares were received by the Company as part of the entity restructuring plan (see Note 23—Financial Guarantees).

The weighted average interest rate as of December 31, 2018 related to cash equivalents and financial investments in Brazilian Reais were of 6.56% p.a. and in US Dollars 2.40% p.a. (10.18% and 1.70% p.a. respectively as of December 31, 2017).